Managed Container Fleet	9 Months Ended
Sep. 30, 2022
Revenue From Contract With Customer [Abstract]
Managed Container Fleet

(3)    Managed Container Fleet

Lease rental income and expenses from the managed fleet owned by Container Investors are reported on a gross basis. Lease rental income from managed fleet represents rental charges billed to the ultimate lessees for the managed fleet, including charges for handling fees, drop-off charges, pick-up charges, and charges for a damage protection plan that is set forth in the leases.

Management fees from non-leasing services are earned for acquiring new managed containers and sales commissions are earned from sales of the managed containers on behalf of the Container Investors.

Distribution expense to managed fleet container investors represents direct container expenses of the managed containers and the amounts distributed to the Container Investors, reduced by associated lease management fees earned and retained by the Company.

The Company is deemed to own certain of the managed containers purchased by the Company on behalf of Container Investors, notwithstanding the contractual management relationship which the Company has with the Container Investors. Accordingly, such managed containers are included in “containers, net” in the Company’s condensed consolidated balance sheets as of September 30, 2022 and December 31, 2021. The purchase consideration paid by the Container Investors for such containers is reported as a deemed financial liability of the Company. As of September 30, 2022 and December 31, 2021, the Company’s container leaseback financial liability to the Container Investors amounted to $15,044, and $15,977, respectively, which were reported as “other liabilities” in the condensed consolidated balance sheets.

The Company’s container leasing equipment includes such managed containers in the condensed consolidated balance sheets as of September 30, 2022 and December 31, 2021, which consisted of the following:

	September 30, 2022			December 31, 2021
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Containers - owned fleet	$6,451,736	$(1,996,838)	$4,454,898	$6,566,785	$(1,850,721)	$4,716,064
Containers - managed fleet	16,421	(1,677)	14,744	16,757	(943)	15,814
Total containers	$6,468,157	$(1,998,515)	$4,469,642	$6,583,542	$(1,851,664)	$4,731,878

Total management fee income from the managed fleet, including management fees earned from acquisition fees and sales commissions during the three and nine months ended September 30, 2022 and 2021 were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Lease rental income - managed fleet	$12,322	$13,175	$37,641	$42,982
Less: distribution expense to managed fleet container investors	(10,952)	(11,751)	(33,427)	(38,770)
Less: depreciation and interest expense on managed containers purchased on or after January 1, 2019	(462)	(426)	(1,373)	(860)
Management fees from leasing	908	998	2,841	3,352
Management fees from non-leasing services	710	598	1,915	2,746
Total management fees	$1,618	$1,596	$4,756	$6,098

The following table provides a reconciliation of the balance sheet accounts from the managed fleet to the total amount as of September 30, 2022 and December 31, 2021 in the condensed consolidated balance sheets (also, see Note 4 “Transactions with Affiliates and Container Investors”):

	September 30, 2022	December 31, 2021
Accounts receivable, net - owned fleet	$157,392	$118,107
Accounts receivable, net - managed fleet	10,598	7,639
Total accounts receivable, net	$167,990	$125,746

Prepaid expenses and other current assets - owned fleet	$15,556	$14,142
Prepaid expenses and other current assets - managed fleet	60	42
Total prepaid expenses and other current assets	$15,616	$14,184

Accounts payable and accrued expenses - owned fleet	$21,487	$21,736
Accounts payable and accrued expenses - managed fleet	691	375
Total accounts payable and accrued expenses	$22,178	$22,111

Container contracts payable - owned fleet	$6,521	$140,968
Total container contracts payable	$6,521	$140,968

For further discussion on the Company’s managed container fleet, please refer to Item 18, “Financial Statements – Note 3” in our 2021 Form 20-F.